Stockholders' equity	12 Months Ended
Mar. 31, 2020
Equity [Abstract]
Stockholders' equity
16.	Stockholders’ equity

(1)	Common stock
Changes in the number of shares of common stock issued and outstanding during the fiscal years ended March 31, 2018, 2019 and 2020 have resulted from the following:

Number of shares
Balance at March 31, 2017	1,263,763,660
Issuance of new shares	218,000
Exercise of stock acquisition rights	2,565,700
Conversion of convertible bonds	4,789

Balance at March 31, 2018	1,266,552,149
Issuance of new shares	149,900
Exercise of stock acquisition rights	4,525,300
Conversion of convertible bonds	2,992

Balance at March 31, 2019	1,271,230,341

Issuance of new shares	184,900
Exercise of stock acquisition rights	2,294,900
Conversion of convertible bonds	86,040
Cancellation of treasury stock	(12,737,400)

Balance at March 31, 2020	1,261,058,781

At March 31, 2020, 36,802,040 shares of common stock would be issued upon the conversion or exercise of all convertible bonds and stock acquisition rights outstanding.
Conversions of convertible bonds into common stock are accounted for in accordance with the provisions of the Companies Act of Japan (
Kaishaho
) and related regulations (collectively the “Companies Act”) by crediting approximately one-half
of the conversion proceeds to the common stock account and the remainder to the additional paid-in
capital account.
Sony Corporation may purchase its own shares at any time by a resolution of the Board of Directors up to the retained earnings available for dividends to shareholders, in accordance with the Companies Act.
Sony Corporation’s
Board of Directors resolved and authorized the repurchase of shares of its own common stock pursuant to the Companies Act at the meeting of the Board of Directors held on February 8, 2019. During the year ended March 31, 2019, Sony
Corporation

repurchased
19,309,100 shares of its common stock for an amount of 100,000 million yen under the above resolution.
Sony Corporation’s
 Board of Directors resolved and authorized the repurchase of shares of its own common stock pursuant to the Companies Act at the meeting of the Board of Directors held on May 16, 2019. During the year ended March 31, 2020, Sony
Corporation

repurchased 33,059,200 shares of its common stock for an amount of 199,999 million yen under the above resolution.
Based on the resolution of Sony

Corporation
’s Representative Corporate Executive Officer delegated by the Board of Directors, Sony Corporation canceled 12,737,400 shares of its common stock held as treasury stock on March 26, 2020.
(2)	Retained earnings

The amount of statutory retained earnings of Sony Corporation available for dividends to shareholders as of March 31, 2020 was 683,084 million yen.
The appropriation of retained earnings for the fiscal year ended March 31, 2020, including cash dividends for the six-month period ended March 31, 2020, has been incorporated in the consolidated financial statements. This appropriation of retained earnings was approved by the written resolution of the Board of Directors of Sony Corporation as of May 13, 2020 and was then recorded in the statutory books of account, in accordance with the Companies Act.
Retained earnings include Sony’s equity in undistributed earnings of affiliated companies accounted for by the equity method in the amount of 46,477 million yen and 61,226 million yen at March 31, 2019 and 2020, respectively.
(3)	Other comprehensive income
Changes in accumulated other comprehensive income, net of tax, by component for the fiscal years ended March 31, 2018, 2019 and 2020 were as follows:

	Yen in millions
	Unrealized gains (losses) on securities	Unrealized gains (losses) on derivative instruments	Pension liability adjustment	Foreign currency translation adjustments	Total
Balance at March 31, 2017	126,635	(58)	(308,736)	(436,610)	(618,769)
Other comprehensive income before reclassifications	2,013	(2,295)	1,779	(4,480)	(2,983)
Amounts reclassified out of accumulated other comprehensive income *	(943)	1,111	10,611	(1,855)	8,924

Net other comprehensive income	1,070	(1,184)	12,390	(6,335)	5,941
Less: Other comprehensive income attributable to noncontrolling interests	1,514	—	98	2,306	3,918

Balance at March 31, 2018	126,191	(1,242)	(296,444)	(445,251)	(616,746)

	Yen in millions
	Unrealized gains (losses) on securities	Unrealized gains (losses) on derivative instruments	Pension liability Adjustment	Foreign currency translation adjustments	Total
Balance at March 31, 2018	126,191	(1,242)	(296,444)	(445,251)	(616,746)
Cumulative effect of ASU2016-01	(15,526)	—	—	—	(15,526)
Other comprehensive income before reclassifications	33,124	2,316	(23,448)	10,071	22,063

Amounts reclassified out of accumulated other comprehensive income *	161	(1,093)	9,488	(1,627)	6,929
Net other comprehensive income	33,285	1,223	(13,960)	8,444	28,992

Less: Other comprehensive income attributable to noncontrolling interests	8,915	—	53	(1,578)	7,390

Balance at March 31, 2019	135,035	(19)	(310,457)	(435,229)	(610,670)

	Yen in millions
	Unrealized gains (losses) on securities	Unrealized gains (losses) on derivative instruments	Pension liability adjustment	Foreign currency translation adjustments	Debt valuation adjustments	Total
Balance at March 31, 2019	135,035	(19)	(310,457)	(435,229)	—	(610,670)

Other comprehensive income before reclassifications	40,334	1,193	(17,519)	(75,814)	3,032	(48,774)
Amounts reclassified out of accumulated other comprehensive income *	56	74	92,490	(74)	—	92,546

Net other comprehensive income	40,390	1,267	74,971	(75,888)	3,032	43,772
Less: Other comprehensive income attributable to noncontrolling interests	14,234	—	34	(1,245)	1,059	14,082

Balance at March 31, 2020	161,191	1,248	(235,520)	(509,872)	1,973	(580,980)

*	Foreign currency translation adjustments were transferred from accumulated other comprehensive income to net income as a result of a complete or substantially complete liquidation or sale of certain foreign subsidiaries and affiliates.

Reclassifications out of accumulated other comprehensive income for the fiscal years ended March 31, 2018, 2019 and 2020 were as follows:

	Yen in millions
Comprehensive income components	Amounts reclassified from accumulated other comprehensive income			Affected line items in consolidated statements of income
	2018	2019	2020
Unrealized gains (losses) on securities	(646)	235	82	Financial services revenue
	(561)	—	—	Gain on sale of securities investments, net

Total before tax	(1,207)	235	82
Tax expense or (benefit)	264	(74)	(26)

Net of tax	(943)	161	56

Unrealized gains (losses) on derivative instruments	1,111	(1,093)	—	Cost of sales
	—	—	106	Net sales

Total before tax	1,111	(1,093)	106
Tax expense or (benefit)	—	—	(32)

Net of tax	1,111	(1,093)	74

Pension liability adjustment	11,034	9,891	92,514	*
Tax expense or (benefit)	(423)	(403)	(24)

Net of tax	10,611	9,488	92,490

Foreign currency translation adjustments	(1,855)	(1,627)	(74)	Foreign exchange loss, net and other operating (income) expense, net
Tax expense or (benefit)	—	—	—

Net of tax	(1,855)	(1,627)	(74)

Total amounts reclassified out of accumulated other comprehensive income, net of tax	8,924	6,929	92,546

*	The amortization of pension and postretirement benefit components is included in the computation of net periodic pension cost. Refer to Note 15.

(4)	Equity transactions with noncontrolling interests
Net income attributable to Sony Corporation’s stockholders and transfers (to) from the noncontrolling interests for the fiscal years ended March 31, 2018, 2019 and 2020 were as follows:

	Yen in millions
	Fiscal year ended March 31
	2018	2019	2020
Net income attributable to Sony Corporation’s stockholders	490,794	916,271	582,191
Transfers (to) from the noncontrolling interests:
Increase (decrease) in additional paid-in capital for purchase of additional shares in consolidated subsidiaries	(74)	(22,775)	16,372

Change from net income attributable to Sony Corporation’s stockholders and transfers (to) from the noncontrolling interests	490,720	893,496	598,563

During the fiscal year ended March 31, 2019, Sony acquired from the Estate of Michael Jackson (the “Estate”) the 25.1% interest in Nile Acquisition LLC (“Nile”) held by the Estate. A total of 287.5 million U.S.
dollars was paid to the Estate for the acquisition. The difference between the cash consideration paid and the carrying amount of the noncontrolling interests was recognized as a decrease to additional paid-in
capital of 295.9 million U.S. dollars. As a result of the acquisition, Nile became a wholly-owned subsidiary of Sony.
On November 18, 2019, Sony, through a wholly-owned subsidiary in the Pictures segment, acquired AT&T Inc.’s (“AT&T”) 42% equity interest in Game Show Network, LLC (“Game Show Network”), a U.S.-based media network subsidiary. As a result of this acquisition, Game Show Network has become a wholly-owned subsidiary of Sony. Sony paid 53,992 million yen (496 million U.S. dollars) to AT&T, including 129 million U.S. dollars of dividends Sony distributed to AT&T prior to the acquisition. The difference between the cash paid and the carrying amount of the noncontrolling interests was recognized as an increase to additional paid-in
capital.